BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

	Year ended December 31,
	2022	2021	2020
Numerator:
Profit attributable to Eltek Ltd shareholders	3,194	5,039	2,608

Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	5,847,911	5,840,357	4,495,329
Effect of diluting securities:
Employee share options	-	28,205	5,815

Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	5,847,911	5,868,562	4,501,144